Vessels, net	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Vessels, net

6. Vessels, net

The following table presents an analysis of vessels:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2018	$ 818,180	$ (160,512)	$657,668
Improvements	277	—	277
Depreciation for the period	—	(32,113)	(32,113)
Impairment of vessels	(78,607)	49,802	(28,805)
Disposals	(10,927)	—	(10,927)
Balance as at December 31, 2018	$ 728,923	$ (142,823)	$ 586,100
Improvements	19,896	—	19,896
Depreciation for the period	—	(29,105)	(29,105)
Balance as at December 31, 2019	$ 748,819	$ (171,928)	$ 576,891

All of the Partnership’s vessels as of December 31, 2019 have been provided as collateral to secure the Partnership’s credit facilities.

During 2019 and 2018, certain of the Partnership’s vessels underwent improvements. The costs of these improvements amounted to $19,896 and $277 respectively and were capitalized as part of the vessels’ cost. Improvements during the year ended December 31, 2019 includes the cost of $19,297 related to the installation of exhaust gas cleaning and ballast water treatment systems for certain of the Partnership’s vessels.

During 2019 and 2018, the Partnership paid advances of $1,400 and $2,055 respectively, relating to the purchase of exhaust gas cleaning systems that will be installed to certain of its vessels, which are included in “Prepayments and other assets” in the Partnership’s consolidated balance sheets.

On September 11, 2018 the Partnership entered into a Memorandum of Agreement (“MOA”) with an unrelated party for the disposal of the M/T Amore Mio II at a price of $11,150. Upon entering into the agreement the Partnership determined that the M/T Amore Mio II met the criteria to be classified as held for sale as described in note 2(i) and measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale. In this respect, the Partnership recognized an impairment charge of $28,805 in the consolidated statement of comprehensive (loss) / income for the year ended December 31, 2018, reducing the vessel’s carrying value to $10,927. The vessel was delivered to its buyer on October 15, 2018.

On December 22, 2017 the Partnership entered into an MOA with an unrelated party for the disposal of the M/T Aristotelis at a price of $29,400. Upon entering into the agreement, the Partnership determined that M/T Aristotelis met the criteria to be classified as held for sale and measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale. In this respect, the Partnership recognized an impairment charge of $3,282 in the consolidated statement of comprehensive (loss) / income for the year ended December 31, 2017. Under this agreement, as amended, the vessel was delivered to its Buyer on April 25, 2018.